EMPOWER FUNDS, INC.
 ("Empower Funds")
Empower S&P Small Cap 600® Index Fund	Empower Small Cap Growth Fund
Institutional Class Ticker / MXERX	Institutional Class Ticker / MXMSX
Investor Class Ticker / MXISX	Investor Class Ticker / MXMTX
Class L Ticker / MXNSX
Empower Small Cap Value Fund
Institutional Class Ticker / MXTFX
Investor Class Ticker / MXLSX
(the "Fund(s)")
Quarterly Holdings Report

September 30, 2025
This report is submitted for general information and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein is to be considered an offer of the sale of shares of the Funds. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 3.79%
$ 19,753	AdvanSix Inc	$ 382,813
23,849	Balchem Corp	3,578,781
81,441	Celanese Corp	3,427,037
37,590	Century Aluminum Co(a)	1,103,642
112,254	Chemours Co	1,778,103
166,475	Element Solutions Inc	4,190,176
93,247	FMC Corp(b)	3,135,896
15,321	Hawkins Inc	2,799,453
40,341	HB Fuller Co	2,391,414
487,693	Hecla Mining Co	5,901,086
26,330	Ingevity Corp(a)	1,453,153
18,763	Innospec Inc	1,447,753
11,722	Kaiser Aluminum Corp	904,470
14,905	Koppers Holdings Inc	417,340
22,690	Minerals Technologies Inc	1,409,503
10,158	Quaker Chemical Corp	1,338,317
12,573	Rogers Corp(a)	1,011,624
31,127	Sensient Technologies Corp	2,921,269
15,790	Stepan Co	753,183
24,290	Sylvamo Corp	1,074,104
		41,419,117
Communications — 4.81%
55,415	A10 Networks Inc	1,005,782
27,018	Angi Inc(a)	439,313
3,556	Cable One Inc(b)	629,590
42,919	Calix Inc(a)	2,633,939
63,072	Cargurus Inc(a)	2,348,170
39,478	Cars.com Inc(a)	482,421
34,765	Cogent Communications Holdings Inc	1,333,238
19,884	ePlus Inc	1,411,963
73,302	Etsy Inc(a)	4,866,520
96,167	Extreme Networks Inc(a)	1,985,848
54,261	Gogo Inc(a)	466,102
84,857	Harmonic Inc(a)	863,844
17,725	HealthStream Inc	500,554
48,612	IAC Inc(a)	1,656,211
19,070	InterDigital Inc	6,583,536
18,076	Liquidity Services Inc(a)	495,825
695,901	Lumen Technologies Inc(a)	4,258,914
46,279	Q2 Holdings Inc(a)	3,350,137
40,272	QuinStreet Inc(a)	623,008
17,567	Scholastic Corp	480,984
34,022	Shenandoah Telecommunications Co	456,575
19,648	Shutterstock Inc	409,661
90,975	Sprinklr Inc Class A(a)	702,327
119,851	TEGNA Inc	2,436,571
73,420	Telephone & Data Systems Inc	2,881,001
33,324	Thryv Holdings Inc(a)(b)	401,887
83,984	TripAdvisor Inc(a)	1,365,580
98,693	Viasat Inc(a)	2,891,705
165,122	Viavi Solutions Inc(a)	2,095,398
44,888	Yelp Inc(a)	1,400,506
Shares		Fair Value
Communications — (continued)
$ 29,506	Ziff Davis Inc(a)	$ 1,124,179
		52,581,289
Consumer, Cyclical — 14.06%
49,522	Academy Sports & Outdoors Inc	2,477,090
19,836	Acushnet Holdings Corp	1,556,928
59,000	Adient PLC(a)	1,420,720
44,539	Advance Auto Parts Inc	2,734,695
10,047	Allegiant Travel Co(a)	610,556
81,450	American Axle & Manufacturing Holdings Inc(a)	489,514
118,312	American Eagle Outfitters Inc	2,024,318
14,436	Asbury Automotive Group Inc(a)	3,528,880
16,067	BJ's Restaurants Inc(a)	490,526
55,456	Bloomin' Brands Inc	397,620
22,430	Boot Barn Holdings Inc(a)	3,717,099
160,190	BorgWarner Inc	7,041,952
32,788	Brinker International Inc(a)	4,153,584
22,691	Buckle Inc	1,331,054
152,165	Caesars Entertainment Inc(a)	4,112,259
26,497	Caleres Inc	345,521
26,695	Carter's Inc	753,333
5,853	Cavco Industries Inc(a)	3,399,013
18,859	Century Communities Inc	1,195,095
41,619	Champion Homes Inc(a)	3,178,443
33,919	Cheesecake Factory Inc(b)	1,853,334
75,289	Cinemark Holdings Inc	2,109,598
16,174	Cracker Barrel Old Country Store Inc(b)	712,626
97,313	Dana Inc	1,950,153
20,085	Dave & Buster's Entertainment Inc(a)(b)	364,744
20,462	Dorman Products Inc(a)	3,189,617
21,858	Dream Finders Homes Inc Class A(a)(b)	566,559
18,026	Ethan Allen Interiors Inc	531,046
30,562	Fox Factory Holding Corp(a)	742,351
36,128	Freshpet Inc(a)	1,991,014
28,672	G-III Apparel Group Ltd(a)	762,962
22,187	Gentherm Inc(a)	755,689
13,715	Golden Entertainment Inc	323,400
22,571	Green Brick Partners Inc(a)	1,667,094
9,443	Group 1 Automotive Inc	4,131,407
24,282	Guess? Inc	405,752
265,498	Hanesbrands Inc(a)	1,749,632
33,249	HNI Corp	1,557,716
16,801	Installed Building Products Inc	4,144,135
43,041	Interface Inc	1,245,607
208,527	JetBlue Airways Corp(a)	1,025,953
82,199	Kohl's Corp	1,263,399
37,223	Kontoor Brands Inc	2,969,279
30,774	La-Z-Boy Inc	1,056,164
17,876	LCI Industries	1,665,149
100,410	Leggett & Platt Inc	891,641
14,761	LGI Homes Inc(a)	763,291

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Consumer, Cyclical — (continued)
$ 19,277	M/I Homes Inc(a)	$ 2,784,370
13,206	Madison Square Garden Sports Corp(a)	2,997,762
13,850	MarineMax Inc(a)	350,820
52,342	Meritage Homes Corp	3,791,131
48,474	MillerKnoll Inc	859,929
9,490	Monarch Casino & Resort Inc	1,004,422
58,575	National Vision Holdings Inc(a)	1,709,804
313,505	Newell Brands Inc	1,642,766
77,531	OPENLANE Inc(a)	2,231,342
10,754	Oxford Industries Inc	435,967
24,754	Papa John's International Inc	1,191,905
24,883	Patrick Industries Inc	2,573,649
8,975	PC Connection Inc	556,360
103,569	Penn Entertainment Inc(a)	1,994,739
28,201	Phinia Inc	1,620,993
18,533	PriceSmart Inc	2,246,014
16,621	Pursuit Attractions & Hospitality Inc(a)	601,348
101,152	Resideo Technologies Inc(a)	4,367,743
45,554	Rush Enterprises Inc Class A	2,435,772
291,047	Sabre Corp(a)	532,616
72,539	Sally Beauty Holdings Inc(a)	1,180,935
15,964	ScanSource Inc(a)	702,256
30,029	Shake Shack Inc Class A(a)	2,811,015
14,178	Shoe Carnival Inc	294,761
30,510	Signet Jewelers Ltd	2,926,519
74,606	Six Flags Entertainment Corp(a)	1,695,048
29,649	SkyWest Inc(a)	2,983,282
10,516	Sonic Automotive Inc Class A	800,162
87,967	Sonos Inc(a)	1,389,879
14,989	Standard Motor Products Inc	611,851
53,760	Steven Madden Ltd	1,799,885
33,995	Sun Country Airlines Holdings Inc(a)	401,481
32,525	Titan International Inc(a)	245,889
103,813	Topgolf Callaway Brands Corp(a)	986,223
64,643	Tri Pointe Homes Inc(a)	2,195,923
11,192	UniFirst Corp	1,871,191
19,955	United Parks & Resorts Inc(a)	1,031,673
39,765	Urban Outfitters Inc(a)	2,840,414
58,046	Victoria's Secret & Co(a)	1,575,368
111,902	Wendy's Co	1,025,022
21,186	Winnebago Industries Inc	708,460
60,347	Wolverine World Wide Inc	1,655,922
17,397	XPEL Inc(a)	575,319
		153,585,442
Consumer, Non-Cyclical — 16.73%
46,324	ABM Industries Inc	2,136,463
68,867	Acadia Healthcare Co Inc(a)	1,705,147
92,191	ACADIA Pharmaceuticals Inc(a)	1,967,356
82,845	AdaptHealth Corp(a)	741,463
13,348	Addus HomeCare Corp(a)	1,574,930
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
$ 174,618	ADMA Biologics Inc(a)	$ 2,559,900
26,374	Adtalem Global Education Inc(a)	4,073,464
37,002	Alarm.com Holdings Inc(a)	1,964,066
123,379	Alkermes PLC(a)	3,701,370
27,814	AMN Healthcare Services Inc(a)	538,479
26,712	Amphastar Pharmaceuticals Inc(a)	711,875
23,623	Andersons Inc	940,432
12,516	ANI Pharmaceuticals Inc(a)	1,146,466
53,707	Arcus Biosciences Inc(a)	730,415
78,231	Arlo Technologies Inc(a)	1,326,015
101,683	Arrowhead Pharmaceuticals Inc(a)	3,507,047
29,150	Artivion Inc(a)	1,234,211
31,472	Astrana Health Inc(a)	892,231
37,738	Avanos Medical Inc(a)	436,251
30,332	Azenta Inc(a)	871,135
29,501	BioLife Solutions Inc(a)	752,571
33,638	Cal-Maine Foods Inc	3,165,336
85,606	Catalyst Pharmaceuticals Inc(a)	1,686,438
5,619	Central Garden & Pet Co(a)	183,460
37,278	Central Garden & Pet Co Class A(a)	1,100,819
82,792	Certara Inc(a)	1,011,718
26,464	Chefs' Warehouse Inc(a)	1,543,645
23,546	Collegium Pharmaceutical Inc(a)	823,875
87,683	Concentra Group Holdings Parent Inc	1,835,205
22,785	CONMED Corp	1,071,579
69,357	Corcept Therapeutics Inc(a)	5,764,260
78,155	CoreCivic Inc(a)	1,590,454
22,923	CorVel Corp(a)	1,774,699
88,987	Cytek Biosciences Inc(a)	308,785
33,071	Deluxe Corp	640,255
70,842	Dynavax Technologies Corp(a)	703,461
34,167	Edgewell Personal Care Co	695,640
41,515	Embecta Corp	585,777
41,845	Enovis Corp(a)	1,269,577
47,655	EVERTEC Inc	1,609,786
71,097	Fortrea Holdings Inc(a)	598,637
23,946	Fresh Del Monte Produce Inc	831,405
103,149	GEO Group Inc(a)	2,113,523
42,584	Glaukos Corp(a)	3,472,725
73,243	Grocery Outlet Holding Corp(a)	1,175,550
32,623	Harmony Biosciences Holdings Inc(a)	899,090
52,975	Healthcare Services Group Inc(a)	891,569
16,053	Heidrick & Struggles International Inc	798,958
18,098	Helen of Troy Ltd(a)	456,070
89,885	Hertz Global Holdings Inc(a)(b)	611,218
18,321	ICU Medical Inc(a)	2,197,787

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
$ 43,590	Innoviva Inc(a)	$ 795,517
19,923	Inspire Medical Systems Inc(a)	1,478,287
26,266	Integer Holdings Corp(a)	2,714,066
51,917	Integra LifeSciences Holdings Corp(a)	743,971
13,487	Interparfums Inc	1,326,851
11,500	J & J Snack Foods Corp	1,105,035
6,474	John B Sanfilippo & Son Inc	416,149
30,057	John Wiley & Sons Inc Class A	1,216,407
38,920	Korn Ferry	2,723,621
18,931	Krystal Biotech Inc(a)	3,341,889
15,102	LeMaitre Vascular Inc	1,321,576
14,473	Ligand Pharmaceuticals Inc(a)	2,563,747
34,300	ManpowerGroup Inc	1,299,970
27,622	MarketAxess Holdings Inc	4,813,133
22,715	Matthews International Corp Class A	551,520
44,060	Merit Medical Systems Inc(a)	3,667,114
11,048	MGP Ingredients Inc	267,251
73,188	Mister Car Wash Inc(a)	390,092
20,727	Monro Inc	372,464
71,287	Myriad Genetics Inc(a)	515,405
17,004	National Beverage Corp(a)	627,788
9,144	National HealthCare Corp	1,111,087
152,568	Neogen Corp(a)	871,163
94,659	NeoGenomics Inc(a)	730,767
33,329	Omnicell Inc(a)	1,014,868
194,044	Organon & Co	2,072,390
32,156	Pacira BioSciences Inc(a)	828,660
214,511	Payoneer Global Inc(a)	1,297,792
65,160	Pediatrix Medical Group Inc(a)	1,091,430
46,257	Perdoceo Education Corp	1,742,039
14,920	Phibro Animal Health Corp Class A	603,663
61,912	Premier Inc Class A	1,721,154
36,132	Prestige Consumer Healthcare Inc(a)	2,254,637
84,913	Privia Health Group Inc(a)	2,114,334
28,709	PROG Holdings Inc	929,023
55,936	Progyny Inc(a)	1,203,743
43,194	Protagonist Therapeutics Inc(a)	2,869,378
32,262	Quanex Building Products Corp	458,766
50,035	QuidelOrtho Corp(a)	1,473,531
50,730	RadNet Inc(a)	3,866,133
40,391	Reynolds Consumer Products Inc	988,368
73,463	Robert Half Inc	2,496,273
73,110	Sarepta Therapeutics Inc(a)	1,408,827
75,640	Select Medical Holdings Corp	971,218
68,429	Simply Good Foods Co(a)	1,698,408
37,716	STAAR Surgical Co(a)	1,013,429
17,117	Strategic Education Inc	1,472,233
31,650	Stride Inc(a)	4,713,951
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
$ 42,214	Supernus Pharmaceuticals Inc(a)	$ 2,017,407
50,514	Tandem Diabetes Care Inc(a)	613,240
32,375	Teleflex Inc	3,961,405
99,348	TG Therapeutics Inc(a)	3,588,946
14,147	Tootsie Roll Industries Inc(b)	593,042
25,427	TransMedics Group Inc(a)	2,852,909
35,122	TreeHouse Foods Inc(a)	709,816
5,371	UFP Technologies Inc(a)	1,072,052
45,092	United Natural Foods Inc(a)	1,696,361
18,893	Universal Corp	1,055,552
38,186	Upbound Group Inc	902,335
11,301	US Physical Therapy Inc	960,020
8,900	USANA Health Sciences Inc(a)	245,195
59,210	Veracyte Inc(a)	2,032,679
37,904	Vericel Corp(a)	1,192,839
116,895	Verra Mobility Corp(a)	2,887,306
91,516	Vestis Corp	414,567
63,367	Vir Biotechnology Inc(a)	361,826
10,083	WD-40 Co	1,992,401
133,010	WillScot Holdings Corp	2,807,841
52,277	Xencor Inc(a)	613,209
		182,762,654
Energy — 5.15%
8,231	Alpha Metallurgical Resources Inc(a)	1,350,625
128,614	Archrock Inc	3,383,834
56,285	Atlas Energy Solutions Inc(b)	639,960
19,299	Bristow Group Inc(a)	696,308
54,044	California Resources Corp	2,874,060
59,659	Comstock Resources Inc(a)	1,183,038
34,986	Core Laboratories Inc	432,427
37,077	Core Natural Resources Inc	3,095,188
134,623	Crescent Energy Co Class A	1,200,837
22,390	CVR Energy Inc(a)	816,787
78,131	DNOW Inc(a)	1,191,498
96,982	Enphase Energy Inc(a)	3,432,193
105,039	Helix Energy Solutions Group Inc(a)	689,056
74,818	Helmerich & Payne Inc	1,652,730
28,302	Innovex International Inc(a)	524,719
31,996	Kinetik Holdings Inc(b)	1,367,509
47,666	Kodiak Gas Services Inc	1,762,212
122,472	Liberty Energy Inc	1,511,305
136,051	Magnolia Oil & Gas Corp Class A	3,247,537
92,226	Noble Corp PLC(b)	2,608,151
70,743	Northern Oil & Gas Inc	1,754,426
75,423	Oceaneering International Inc(a)	1,868,982
36,780	Par Pacific Holdings Inc(a)	1,302,748
264,500	Patterson-UTI Energy Inc	1,370,110
90,652	Peabody Energy Corp	2,404,091
22,086	REX American Resources Corp(a)	676,273
66,279	RPC Inc	315,488

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Energy — (continued)
$ 85,820	SM Energy Co	$ 2,142,925
44,629	SolarEdge Technologies Inc(a)(b)	1,651,273
67,275	SunCoke Energy Inc	548,964
172,657	Sunrun Inc(a)	2,985,240
89,456	Talos Energy Inc(a)	857,883
34,128	Tidewater Inc(a)	1,820,046
21,966	Vital Energy Inc(a)	371,006
39,136	Warrior Met Coal Inc	2,490,615
		56,220,044
Financial — 26.31%
98,204	Acadia Realty Trust REIT	1,978,811
19,504	Acadian Asset Management Inc	939,313
66,257	Adamas Trust Inc REIT	461,811
77,369	Air Lease Corp	4,924,537
55,318	Alexander & Baldwin Inc REIT	1,006,234
35,020	American Assets Trust Inc REIT	711,606
47,052	Ameris Bancorp	3,449,382
13,228	AMERISAFE Inc	579,916
97,155	Apollo Commercial Real Estate Finance Inc REIT	984,180
165,038	Apple Hospitality Inc REIT	1,982,106
144,008	Arbor Realty Trust Inc REIT(b)	1,758,338
56,908	Armada Hoffler Properties Inc REIT	398,925
83,042	ARMOUR Residential Inc REIT(b)	1,240,647
52,426	Artisan Partners Asset Management Inc Class A	2,275,288
33,152	Assured Guaranty Ltd	2,806,317
104,379	Atlantic Union Bankshares Corp	3,683,535
41,580	Axos Financial Inc(a)	3,519,747
96,476	Banc of California Inc	1,596,678
14,898	BancFirst Corp	1,883,852
33,783	Bancorp Inc(a)	2,530,009
29,668	Bank of Hawaii Corp	1,947,408
56,042	BankUnited Inc	2,138,563
25,893	Banner Corp	1,695,991
60,776	Beacon Financial Corp	1,440,999
269,923	BGC Group Inc Class A	2,553,472
118,407	Blackstone Mortgage Trust Inc Class A REIT (b)	2,179,873
131,245	Brandywine Realty Trust REIT	547,292
34,661	Bread Financial Holdings Inc	1,933,044
89,035	Capitol Federal Financial Inc	565,372
162,531	CareTrust Inc REIT	5,636,575
50,666	Cathay General Bancorp	2,432,475
12,383	Centerspace REIT	729,359
20,186	Central Pacific Financial Corp	612,443
10,841	City Holding Co	1,342,875
207,040	Cleanspark Inc(a)(b)	3,002,080
Shares		Fair Value
Financial — (continued)
$ 20,063	Cohen & Steers Inc	$ 1,316,333
39,353	Community Financial System Inc	2,307,660
71,198	Curbline Properties Corp REIT	1,587,715
172,168	Cushman & Wakefield PLC(a)	2,740,915
22,077	Customers Bancorp Inc(a)	1,443,173
96,791	CVB Financial Corp	1,830,318
147,259	DiamondRock Hospitality Co REIT	1,172,182
28,889	Dime Community Bancshares Inc	861,759
125,545	Douglas Emmett Inc REIT	1,954,736
21,758	Eagle Bancorp Inc	439,947
31,780	Easterly Government Properties Inc REIT	728,715
71,079	Ellington Financial Inc REIT(b)	922,605
64,047	Elme Communities REIT	1,079,832
17,848	Employers Holdings Inc	758,183
21,838	Enact Holdings Inc	837,269
17,209	Encore Capital Group Inc(a)	718,304
18,267	Enova International Inc(a)	2,102,349
147,026	Essential Properties Realty Trust Inc REIT	4,375,494
61,369	eXp World Holdings Inc(b)	654,194
38,548	EZCORP Inc Class A(a)	733,954
29,905	FB Financial Corp	1,666,905
149,523	First BanCorp	4,237,294
78,022	First Commonwealth Financial Corp	1,330,275
71,651	First Financial Bancorp	1,809,188
90,650	First Hawaiian Inc	2,250,839
75,331	Four Corners Property Trust Inc REIT	1,838,076
63,562	Franklin BSP Realty Trust Inc REIT	690,283
135,326	Fulton Financial Corp	2,521,123
307,452	Genworth Financial Inc(a)	2,736,323
38,819	Getty Realty Corp REIT	1,041,514
146,134	Global Net Lease Inc REIT	1,188,069
18,770	Goosehead Insurance Inc Class A	1,396,863
90,020	HA Sustainable Infrastructure Capital Inc	2,763,614
22,117	Hanmi Financial Corp	546,069
7,884	HCI Group Inc	1,513,176
25,398	Heritage Financial Corp	614,378
79,919	Highwoods Properties Inc REIT	2,543,023
31,686	Hilltop Holdings Inc	1,058,946
96,952	Hope Bancorp Inc	1,044,173
30,025	Horace Mann Educators Corp	1,356,229
36,614	Independent Bank Corp	2,532,590
21,306	Innovative Industrial Properties Inc REIT	1,141,575
51,452	Jackson Financial Inc Class A	5,208,486

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Financial — (continued)
$ 46,127	JBG Smith Properties REIT(b)	$ 1,026,326
90,921	Kennedy-Wilson Holdings Inc	756,463
42,037	KKR Real Estate Finance Trust Inc REIT	378,333
19,375	Lakeland Financial Corp	1,243,875
124,138	Lincoln National Corp	5,006,486
34,934	LTC Properties Inc REIT	1,287,667
221,748	LXP Industrial Trust REIT	1,986,862
185,339	Macerich Co REIT	3,373,170
272,879	MARA Holdings Inc(a)(b)	4,982,771
18,012	Marcus & Millichap Inc	528,652
368,030	Medical Properties Trust Inc REIT(b)	1,865,912
20,000	Mercury General Corp	1,695,600
87,782	Millrose Properties Inc REIT	2,950,353
54,392	Moelis & Co Class A	3,879,238
47,285	Mr Cooper Group Inc	9,967,205
29,051	National Bank Holdings Corp Class A	1,122,531
48,605	Navient Corp	639,156
39,230	NBT Bancorp Inc	1,638,245
16,926	NexPoint Residential Trust Inc REIT	545,356
57,943	NMI Holdings Inc(a)	2,221,535
109,850	Northwest Bancshares Inc	1,361,042
32,113	OFG Bancorp	1,396,594
103,971	Outfront Media Inc REIT	1,904,749
19,546	Palomar Holdings Inc(a)	2,281,995
10,456	Park National Corp	1,699,414
16,729	Pathward Financial Inc	1,238,113
88,560	Pebblebrook Hotel Trust REIT	1,008,698
67,042	PennyMac Mortgage Investment Trust REIT	821,935
91,936	Phillips Edison & Co Inc REIT	3,156,163
12,276	Piper Sandler Cos	4,259,649
17,802	PJT Partners Inc Class A	3,163,949
26,728	PRA Group Inc(a)	412,680
8,345	Preferred Bank	754,305
37,263	ProAssurance Corp(a)	893,939
97,687	Provident Financial Services Inc	1,883,405
100,479	Radian Group Inc	3,639,349
106,701	Ready Capital Corp REIT(b)	412,933
91,100	Redwood Trust Inc REIT	527,469
68,346	Renasant Corp	2,521,284
46,453	Ryman Hospitality Properties Inc REIT	4,161,724
29,267	S&T Bancorp Inc	1,100,147
34,519	Safehold Inc REIT	534,699
11,285	Safety Insurance Group Inc	797,737
8,229	Saul Centers Inc REIT	262,258
63,561	Seacoast Banking Corp of Florida	1,934,161
36,873	ServisFirst Bancshares Inc	2,969,383
107,109	Simmons First National Corp Class A	2,053,280
76,606	SiriusPoint Ltd(a)	1,385,803
Shares		Fair Value
Financial — (continued)
$ 37,397	SITE Centers Corp REIT	$ 336,947
52,110	SL Green Realty Corp REIT	3,116,699
21,971	Southside Bancshares Inc	620,681
28,177	St Joe Co	1,394,198
35,027	Stellar Bancorp Inc	1,062,719
53,145	StepStone Group Inc Class A	3,470,900
21,193	Stewart Information Services Corp	1,553,871
34,285	StoneX Group Inc(a)	3,460,042
77,145	Summit Hotel Properties Inc REIT	423,526
139,439	Sunstone Hotel Investors Inc REIT	1,306,543
83,864	Tanger Inc REIT	2,837,958
76,913	Terreno Realty Corp REIT	4,364,813
9,835	Tompkins Financial Corp	651,175
16,433	Triumph Financial Inc(a)	822,307
25,612	Trupanion Inc(a)	1,108,487
13,128	TrustCo Bank Corp	476,546
45,297	Trustmark Corp	1,793,761
80,000	Two Harbors Investment Corp REIT	789,600
89,300	United Community Banks Inc	2,799,555
16,471	United Fire Group Inc	501,048
9,508	Universal Health Realty Income Trust REIT	372,428
94,282	Urban Edge Properties REIT	1,929,952
58,864	Veris Residential Inc REIT	894,733
40,400	Veritex Holdings Inc	1,354,612
35,459	Victory Capital Holdings Inc Class A	2,296,325
57,890	Virtu Financial Inc Class A	2,055,095
4,553	Virtus Investment Partners Inc	865,207
57,543	WaFd Inc	1,742,977
25,277	Walker & Dunlop Inc	2,113,663
19,581	Westamerica BanCorp	978,854
31,707	Whitestone REIT	389,362
88,155	WisdomTree Inc(b)	1,225,354
2,421	World Acceptance Corp(a)	409,488
40,931	WSFS Financial Corp	2,207,409
69,747	Xenia Hotels & Resorts Inc REIT	956,929
		287,380,058
Industrial — 18.03%
26,449	AAR Corp(a)	2,371,682
27,613	Advanced Energy Industries Inc	4,698,076
7,775	Alamo Group Inc	1,484,248
21,545	Albany International Corp Class A	1,148,348
10,946	American Woodmark Corp(a)	730,755
16,141	Apogee Enterprises Inc	703,263
17,255	ArcBest Corp	1,205,607
36,601	Arcosa Inc	3,429,880
31,939	Armstrong World Industries Inc	6,260,363

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Industrial — (continued)
$ 17,121	Astec Industries Inc	$ 824,034
22,267	AZZ Inc	2,429,998
21,950	Badger Meter Inc	3,919,831
26,725	Benchmark Electronics Inc	1,030,249
28,011	Boise Cascade Co	2,165,811
32,587	Brady Corp Class A	2,542,764
51,330	Cactus Inc Class A	2,025,995
12,268	CSW Industrials Inc	2,978,057
22,296	CTS Corp	890,502
26,879	Dorian LPG Ltd	800,994
9,484	DXP Enterprises Inc(a)	1,129,260
21,251	Dycom Industries Inc(a)	6,200,192
45,154	Energizer Holdings Inc	1,123,883
40,595	Enerpac Tool Group Corp	1,664,395
15,458	Enpro Inc	3,493,508
57,347	Enviri Corp(a)	727,733
18,918	ESCO Technologies Inc	3,993,779
37,964	Everus Construction Group Inc(a)	3,255,413
45,030	Federal Signal Corp	5,358,120
17,265	Forward Air Corp(a)	442,675
28,223	Franklin Electric Co Inc	2,686,830
53,609	Frontdoor Inc(a)	3,607,350
190,260	Gates Industrial Corp PLC(a)	4,722,253
22,200	Gibraltar Industries Inc(a)	1,394,160
32,130	Granite Construction Inc	3,523,054
23,236	Greenbrier Cos Inc	1,072,806
29,055	Griffon Corp	2,212,538
145,168	Hayward Holdings Inc(a)	2,194,940
37,558	Heartland Express Inc	314,736
51,868	Hillenbrand Inc	1,402,511
45,533	Hub Group Inc Class A	1,568,156
24,251	Ichor Holdings Ltd(a)	424,878
13,895	Insteel Industries Inc	532,734
30,584	International Seaways Inc	1,409,311
33,935	Itron Inc(a)	4,226,943
38,397	JBT Marel Corp	5,392,859
8,648	Kadant Inc	2,573,472
57,402	Kennametal Inc	1,201,424
62,204	Knowles Corp(a)	1,449,975
8,274	Lindsay Corp	1,162,993
43,501	Marten Transport Ltd	463,721
92,839	Masterbrand Inc(a)	1,222,690
15,350	Materion Corp	1,854,433
23,195	Matson Inc	2,286,795
37,837	Mercury Systems Inc(a)	2,928,584
25,304	Metallus Inc(a)	418,275
181,141	Mirion Technologies Inc(a)	4,213,340
21,089	Moog Inc Class A	4,379,553
114,916	Mueller Water Products Inc Class A	2,932,656
11,555	MYR Group Inc(a)	2,403,787
3,954	National Presto Industries Inc	443,441
115,761	O-I Glass Inc(a)	1,501,420
11,576	OSI Systems Inc(a)	2,885,202
19,718	Plexus Corp(a)	2,852,997
7,098	Powell Industries Inc(b)	2,163,541
17,386	Proto Labs Inc(a)	869,822
Shares		Fair Value
Industrial — (continued)
$ 82,750	Ralliant Corp	$ 3,618,658
120,044	RXO Inc(a)	1,846,277
39,447	Sanmina Corp(a)	4,540,744
34,150	Schneider National Inc Class B	722,614
107,969	Sealed Air Corp	3,816,704
36,504	SPX Technologies Inc(a)	6,818,217
9,038	Standex International Corp	1,915,152
22,499	Sterling Infrastructure Inc(a)	7,642,461
12,499	Sturm Ruger & Co Inc	543,332
13,787	Tennant Co	1,117,574
58,660	Trinity Industries Inc	1,644,826
76,368	TTM Technologies Inc(a)	4,398,797
130,586	Uniti Group Inc(a)	799,186
17,336	Vicor Corp(a)	861,946
91,248	Vishay Intertechnology Inc	1,396,094
43,094	Werner Enterprises Inc	1,134,234
40,080	World Kinect Corp	1,040,076
22,873	Worthington Enterprises Inc	1,269,223
24,495	Worthington Steel Inc	744,403
110,099	Zurn Elkay Water Solutions Corp	5,177,956
		196,972,069
Technology — 8.53%
76,490	ACI Worldwide Inc(a)	4,036,377
39,258	ACM Research Inc Class A(a)	1,536,165
82,381	Adeia Inc	1,384,001
18,581	Agilysys Inc(a)	1,955,650
19,283	Alpha & Omega Semiconductor Ltd(a)(b)	539,153
112,298	Amentum Holdings Inc(a)	2,689,537
22,849	Axcelis Technologies Inc(a)	2,230,976
38,459	Blackline Inc(a)	2,042,173
105,921	Box Inc Class A(a)	3,418,071
17,225	CEVA Inc(a)	454,912
64,294	Clear Secure Inc Class A(b)	2,146,134
34,081	Cohu Inc(a)	692,867
31,731	Corsair Gaming Inc(a)	283,041
19,722	CSG Systems International Inc	1,269,702
27,927	Digi International Inc(a)	1,018,218
50,217	DigitalOcean Holdings Inc(a)	1,715,413
34,724	Diodes Inc(a)	1,847,664
19,424	Donnelley Financial Solutions Inc(a)	998,976
101,223	DoubleVerify Holdings Inc(a)	1,212,652
130,174	DXC Technology Co(a)	1,774,272
57,708	FormFactor Inc(a)	2,101,725
48,146	Grid Dynamics Holdings Inc(a)	371,206
19,002	Impinj Inc(a)	3,434,611
23,039	Insight Enterprises Inc(a)	2,612,853
37,882	Kulicke & Soffa Industries Inc	1,539,524
49,310	LiveRamp Holdings Inc(a)	1,338,273
61,419	MaxLinear Inc(a)	987,618
55,749	N-able Inc(a)	434,842
54,325	NCR Atleos Corp(a)	2,135,516

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER S&P SMALL CAP 600® INDEX FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Technology — (continued)
$ 103,863	NCR Voyix Corp(a)	$ 1,303,481
50,002	NetScout Systems Inc(a)	1,291,552
22,308	PDF Solutions Inc(a)	575,993
36,051	Penguin Solutions Inc(a)	947,420
42,826	Photronics Inc(a)	982,857
115,663	Pitney Bowes Inc	1,319,715
32,361	Progress Software Corp(a)	1,421,619
62,272	Qorvo Inc(a)	5,671,734
101,620	Sandisk Corp(a)	11,401,764
41,908	Schrodinger Inc(a)	840,674
63,387	Semtech Corp(a)	4,529,001
16,148	SiTime Corp(a)	4,865,554
27,742	SPS Commerce Inc(a)	2,889,052
68,343	Teradata Corp(a)	1,470,058
33,174	Ultra Clean Holdings Inc(a)	903,991
43,131	Veeco Instruments Inc(a)	1,312,476
84,866	Waystar Holding Corp(a)	3,218,119
		93,147,182
Utilities — 2.06%
28,666	American States Water Co	2,101,791
59,971	Avista Corp	2,267,504
44,345	California Water Service Group	2,034,992
17,364	Chesapeake Utilities Corp	2,338,757
25,356	Clearway Energy Inc Class A	682,837
62,019	Clearway Energy Inc Class C	1,752,037
23,356	H2O America	1,137,437
148,698	MDU Resources Group Inc	2,648,311
27,094	MGE Energy Inc	2,280,773
13,901	Middlesex Water Co	752,322
30,873	Northwest Natural Holding Co	1,387,124
30,521	Otter Tail Corp	2,501,806
12,509	Unitil Corp	598,681
		22,484,372
TOTAL COMMON STOCK — 99.47% (Cost $974,404,057)		$1,086,552,227
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
29,144,128	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 4.09%(d)	$ 29,144,128
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 2.67% (Cost $29,144,128)		$29,144,128
Principal Amount
SHORT TERM INVESTMENTS
U.S. Treasury Bonds and Notes — 0.06%
616,500	U.S. Treasury Bills(e) 4.04%, 11/12/2025	613,611
TOTAL SHORT TERM INVESTMENTS — 0.06% (Cost $613,611)		$613,611
TOTAL INVESTMENTS — 102.20% (Cost $1,004,161,796)		$1,116,309,966
OTHER ASSETS & LIABILITIES, NET — (2.20)%		$(24,033,303)
TOTAL NET ASSETS — 100.00%		$1,092,276,663

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of September 30, 2025.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of September 30, 2025.
(e)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
REIT	Real Estate Investment Trust
As of September 30, 2025, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts	Notional Amount (000)		Expiration Date	Fair Value and Net Unrealized Appreciation
Long
Russell 2000 E-mini Index Futures	49	USD	6,016	Dec 2025	$43,294
				Net Appreciation	$43,294
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.42%
$ 3,584	Centrus Energy Corp Class A(a)(b)	$ 1,111,291
121,216	Element Solutions Inc	3,051,007
3,138	Hawkins Inc	573,375
12,075	Steel Dynamics Inc	1,683,617
		6,419,290
Communications — 3.12%
26,570	Applied Digital Corp(a)(b)	609,516
22,409	BlackSky Technology Inc(a)	451,541
13,686	Calix Inc(a)	839,910
20,650	Ciena Corp(a)	3,008,085
125,849	DigitalBridge Group Inc	1,472,433
21,962	Gilat Satellite Networks Ltd(a)	285,945
13,931	Grindr Inc(a)	209,244
12,827	MNTN Inc Class A(a)(b)	237,941
16,230	Q2 Holdings Inc(a)	1,174,890
		8,289,505
Consumer, Cyclical — 10.35%
25,602	Academy Sports & Outdoors Inc	1,280,612
28,258	Birkenstock Holding PLC(a)(b)	1,278,675
5,716	Black Rock Coffee Bar Inc Class A(a)	136,384
12,472	Boot Barn Holdings Inc(a)	2,066,860
103,493	Brightstar Lottery PLC(b)	1,785,254
7,841	Burlington Stores Inc(a)	1,995,534
27,654	Champion Homes Inc(a)	2,111,936
38,033	Core & Main Inc Class A(a)	2,047,316
22,397	IMAX Corp(a)	733,502
47,672	Life Time Group Holdings Inc(a)	1,315,747
21,967	Lindblad Expeditions Holdings Inc(a)	281,178
100,201	Lionsgate Studios Corp(a)	691,387
18,313	Ollie's Bargain Outlet Holdings Inc(a)	2,351,389
48,566	On Holding AG Class A(a)	2,056,770
25,204	Patrick Industries Inc	2,606,850
11,836	RB Global Inc	1,282,549
49,267	ThredUp Inc Class A(a)	465,573
3,890	VSE Corp	646,674
59,199	Wabash National Corp	584,294
10,761	Warby Parker Inc Class A(a)	296,788
45,001	YETI Holdings Inc(a)	1,493,133
		27,508,405
Consumer, Non-Cyclical — 27.91%
166,015	Adaptive Biotechnologies Corp(a)	2,483,584
90,671	ADMA Biologics Inc(a)	1,329,237
27,722	Agios Pharmaceuticals Inc(a)	1,112,761
43,687	Alkermes PLC(a)	1,310,610
10,479	American Public Education Inc(a)	413,606
183,877	Amicus Therapeutics Inc(a)	1,448,951
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
$ 4,813	Arcellx Inc(a)	$ 395,147
40,250	Arlo Technologies Inc(a)	682,238
80,401	Artivion Inc(a)	3,404,178
10,995	Axsome Therapeutics Inc(a)	1,335,343
25,922	Azenta Inc(a)	744,480
23,351	Beta Bionics Inc(a)(b)	463,984
61,650	BioLife Solutions Inc(a)	1,572,691
16,010	Celcuity Inc(a)(b)	790,894
32,114	Celsius Holdings Inc(a)	1,846,234
63,043	Ceribell Inc(a)(b)	724,364
5,887	Chefs' Warehouse Inc(a)	343,389
7,110	Cidara Therapeutics Inc(a)	680,854
4,152	CRA International Inc	865,817
26,941	Cytokinetics Inc(a)	1,480,677
113,879	Dynavax Technologies Corp(a)	1,130,818
11,474	elf Beauty Inc(a)	1,520,076
7,674	FTI Consulting Inc(a)	1,240,502
20,144	GeneDx Holdings Corp(a)	2,170,315
18,078	HealthEquity Inc(a)	1,713,252
3,419	Huron Consulting Group Inc(a)	501,807
10,794	iRhythm Technologies Inc(a)	1,856,460
16,684	Kestra Medical Technologies Ltd(a)(b)	396,412
37,774	Kiniksa Pharmaceuticals International PLC(a)	1,466,764
47,350	Legence Corp Class A(a)(b)	1,458,854
7,158	LENZ Therapeutics Inc(a)(b)	333,420
14,225	Lincoln Educational Services Corp(a)	334,288
14,879	Mirum Pharmaceuticals Inc(a)	1,090,780
9,008	Natural Grocers by Vitamin Cottage Inc	360,320
9,989	Neurocrine Biosciences Inc(a)	1,402,256
104,652	Ocular Therapeutix Inc(a)	1,223,382
37,224	Oddity Tech Ltd Class A(a)	2,319,055
26,204	Paymentus Holdings Inc Class A(a)	801,842
19,357	Performance Food Group Co(a)	2,013,902
58,890	Privia Health Group Inc(a)	1,466,361
32,983	PROCEPT BioRobotics Corp(a)(b)	1,177,163
8,854	Rhythm Pharmaceuticals Inc(a)	894,165
36,342	Scholar Rock Holding Corp(a)(b)	1,353,376
20,833	Shift4 Payments Inc Class A(a)(b)	1,612,474
66,389	SI-BONE Inc(a)	977,246
20,141	Soleno Therapeutics Inc(a)	1,361,532
89,338	Stevanato Group Spa	2,300,454
2,262	Stride Inc(a)	336,902
181,811	SunOpta Inc(a)	1,065,412
19,459	Tarsus Pharmaceuticals Inc(a)	1,156,448
13,083	TransMedics Group Inc(a)	1,467,913
9,038	Travere Therapeutics Inc(a)	216,008
111,161	Trevi Therapeutics Inc(a)(b)	1,017,123
50,078	Twist Bioscience Corp(a)	1,409,195
13,858	uniQure NV(a)	808,891
19,227	Universal Technical Institute Inc(a)	625,839

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
$ 46,658	Valvoline Inc(a)	$ 1,675,489
35,091	Vericel Corp(a)	1,104,314
93,893	Verra Mobility Corp(a)	2,319,157
13,852	Vita Coco Co Inc(a)	588,294
41,130	Vital Farms Inc(a)	1,692,500
7,800	Willdan Group Inc(a)	754,182
		74,143,982
Energy — 1.34%
74,876	Flowco Holdings Inc Class A	1,111,909
61,799	TechnipFMC PLC	2,437,970
		3,549,879
Financial — 8.69%
38,864	Baldwin Insurance Group Inc(a)	1,096,353
26,398	Coastal Financial Corp(a)	2,855,472
2,493	Dave Inc(a)	496,980
38,248	Essent Group Ltd	2,431,043
6,198	Evercore Inc Class A	2,090,709
39,442	Glacier Bancorp Inc	1,919,642
9,281	Miami International Holdings Inc(a)	373,653
13,128	Palomar Holdings Inc(a)	1,532,694
1,733	Piper Sandler Cos	601,334
27,579	Ryan Specialty Holdings Inc	1,554,352
30,114	Skyward Specialty Insurance Group Inc(a)	1,432,222
27,279	Stifel Financial Corp	3,095,348
57,245	Terawulf Inc(a)(b)	653,738
32,788	Triumph Financial Inc(a)	1,640,712
37,120	Virtu Financial Inc Class A	1,317,760
		23,092,012
Industrial — 22.17%
22,334	AAON Inc(b)	2,086,889
25,055	AAR Corp(a)	2,246,682
18,121	Advanced Drainage Systems Inc	2,513,383
14,873	Advanced Energy Industries Inc	2,530,492
17,652	Arcosa Inc	1,654,169
4,732	Argan Inc	1,277,877
4,012	Bel Fuse Inc Class B	565,772
11,922	Boise Cascade Co	921,809
50,629	CECO Environmental Corp(a)	2,592,205
19,577	Construction Partners Inc Class A(a)	2,486,279
8,844	Dycom Industries Inc(a)	2,580,325
10,940	ESCO Technologies Inc	2,309,543
42,142	Flowserve Corp	2,239,426
14,095	FTAI Aviation Ltd	2,351,892
9,333	Generac Holdings Inc(a)	1,562,344
16,030	Itron Inc(a)	1,996,697
13,281	JBT Marel Corp	1,865,316
22,688	Kirby Corp(a)	1,893,314
27,615	Knight-Swift Transportation Holdings Inc	1,091,069
Shares		Fair Value
Industrial — (continued)
$ 31,918	Kratos Defense & Security Solutions Inc(a)	$ 2,916,348
5,816	Limbach Holdings Inc(a)	564,850
9,661	Mercury Systems Inc(a)	747,761
71,382	Mirion Technologies Inc(a)	1,660,345
15,704	Modine Manufacturing Co(a)	2,232,481
48,484	Montrose Environmental Group Inc(a)	1,331,371
10,211	MYR Group Inc(a)	2,124,194
11,632	nLight Inc(a)	344,656
3,152	OSI Systems Inc(a)	785,604
2,278	Powell Industries Inc(b)	694,357
7,075	Primoris Services Corp	971,610
16,566	SPX Technologies Inc(a)	3,094,198
2,528	Standex International Corp	535,683
2,134	Sterling Infrastructure Inc(a)	724,877
17,315	TAT Technologies Ltd(a)	762,379
8,556	Xometry Inc Class A(a)	466,045
46,615	Zurn Elkay Water Solutions Corp	2,192,304
		58,914,546
Technology — 21.41%
22,763	Agilysys Inc(a)	2,395,806
47,422	Allegro MicroSystems Inc(a)	1,384,722
5,193	Ambarella Inc(a)	428,526
24,813	Amplitude Inc Class A(a)	265,995
78,788	Box Inc Class A(a)	2,542,489
39,720	Braze Inc Class A(a)	1,129,637
98,639	Clearwater Analytics Holdings Inc Class A(a)	1,777,475
79,416	Confluent Inc Class A(a)	1,572,437
4,268	CyberArk Software Ltd(a)	2,062,084
10,193	D-Wave Quantum Inc(a)(b)	251,869
127,779	Evolent Health Inc Class A(a)	1,081,010
35,062	FormFactor Inc(a)	1,276,958
181,154	Genius Sports Ltd(a)	2,242,687
13,957	HeartFlow Inc(a)(b)	469,793
1,896	Hinge Health Inc Class A(a)(b)	93,056
816	Innodata Inc(a)	62,889
55,538	JFrog Ltd(a)	2,628,613
43,134	KBR Inc	2,039,807
9,645	Life360 Inc(a)(b)	1,025,264
10,394	Lumentum Holdings Inc(a)	1,691,208
55,541	nCino Inc(a)	1,505,716
27,299	Nutanix Inc Class A(a)	2,030,773
21,453	Omada Health Inc(a)(b)	474,326
15,020	Ouster Inc(a)	406,291
48,714	PAR Technology Corp(a)	1,928,100
49,912	Pattern Group Inc Class A(a)	683,794
70,215	Phreesia Inc(a)	1,651,457
25,707	Procore Technologies Inc(a)	1,874,554
14,801	PTC Inc(a)	3,004,899
22,239	Pure Storage Inc Class A(a)	1,863,851
6,486	Red Violet Inc	338,893
68,366	SentinelOne Inc Class A(a)	1,203,925
29,378	Sprout Social Inc Class A(a)	379,564

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP GROWTH FUND
Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Technology — (continued)
$ 19,057	SS&C Technologies Holdings Inc	$ 1,691,499
26,422	Synaptics Inc(a)	1,805,679
12,556	Teradyne Inc	1,728,208
45,127	Varonis Systems Inc(a)	2,593,449
43,171	Vertex Inc Class A(a)	1,070,209
65,115	Waystar Holding Corp(a)	2,469,161
89,274	Zeta Global Holdings Corp Class A(a)	1,773,874
		56,900,547
TOTAL COMMON STOCK — 97.41% (Cost $226,810,516)		$258,818,166
GOVERNMENT MONEY MARKET MUTUAL FUNDS
13,526,003	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 4.09%(d)	13,526,003
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 5.09% (Cost $13,526,003)		$13,526,003
TOTAL INVESTMENTS — 102.50% (Cost $240,336,519)		$272,344,169
OTHER ASSETS & LIABILITIES, NET — (2.50)%		$(6,652,838)
TOTAL NET ASSETS — 100.00%		$265,691,331
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of September 30, 2025.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of September 30, 2025.
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.67%
$ 9,400	AdvanSix Inc	$ 182,172
35,700	American Vanguard Corp(a)	204,918
28,700	Axalta Coating Systems Ltd(a)	821,394
46,660	Cabot Corp	3,548,493
24,100	Constellium SE(a)	358,608
436,314	Ecovyst Inc(a)	3,822,111
17,475	Hawkins Inc	3,193,032
12,500	HB Fuller Co	741,000
53,300	Huntsman Corp	478,634
7,800	Ingevity Corp(a)	430,482
8,300	Innospec Inc	640,428
11,500	Kaiser Aluminum Corp	887,340
35,000	Olin Corp	874,650
8,000	Sylvamo Corp	353,760
		16,537,022
Communications — 1.56%
141,335	Array Digital Infrastructure Inc(b)	7,068,163
17,100	Aviat Networks Inc(a)	392,103
7,900	ePlus Inc	560,979
129,900	National CineMedia Inc	585,849
117,200	Stagwell Inc(a)	659,836
21,700	TEGNA Inc	441,161
		9,708,091
Consumer, Cyclical — 14.75%
28,453	Academy Sports & Outdoors Inc	1,423,219
61,300	Accel Entertainment Inc(a)	678,591
33,000	Adient PLC(a)	794,640
24,206	Allison Transmission Holdings Inc	2,054,605
2,800	Asbury Automotive Group Inc(a)	684,460
87,844	Atlanta Braves Holdings Inc Class C(a)	3,653,432
157,155	Bath & Body Works Inc	4,048,313
53,400	Bloomin' Brands Inc	382,878
91,583	Blue Bird Corp(a)	5,270,602
14,107	Boot Barn Holdings Inc(a)	2,337,812
4,500	Boyd Gaming Corp	389,025
53,400	Brightstar Lottery PLC(b)	921,150
12,100	Brunswick Corp	765,204
14,700	Carter's Inc	414,834
4,400	Century Communities Inc	278,828
49,862	Churchill Downs Inc	4,837,113
6,900	Columbia Sportswear Co	360,870
31,810	Crocs Inc(a)	2,657,725
11,600	Dave & Buster's Entertainment Inc(a)(b)	210,656
82,300	Denny's Corp(a)	430,429
12,000	Douglas Dynamics Inc	375,120
36,100	El Pollo Loco Holdings Inc(a)	350,170
15,500	G-III Apparel Group Ltd(a)	412,455
434,467	Garrett Motion Inc	5,917,441
31,700	Gentex Corp	897,110
Shares		Fair Value
Consumer, Cyclical — (continued)
$ 13,075	Global Industrial Co	$ 479,460
45,000	Goodyear Tire & Rubber Co(a)	336,600
2,900	Green Brick Partners Inc(a)	214,194
1,520	Group 1 Automotive Inc	665,015
28,900	Harley-Davidson Inc	806,310
25,700	Haverty Furniture Cos Inc	563,601
19,700	Hilton Grand Vacations Inc(a)	823,657
21,200	JAKKS Pacific Inc	397,076
56,574	KB Home	3,600,369
30,171	Kontoor Brands Inc	2,406,741
8,500	Lear Corp	855,185
40,200	Leggett & Platt Inc	356,976
121,747	Levi Strauss & Co Class A	2,836,705
1,600	M/I Homes Inc(a)	231,104
13,800	MarineMax Inc(a)	349,554
10,300	Marriott Vacations Worldwide Corp	685,568
20,900	Mattel Inc(a)	351,747
85,400	Methode Electronics Inc	644,770
11,300	Miller Industries Inc	456,746
17,500	MillerKnoll Inc	310,450
2,000	Monarch Casino & Resort Inc	211,680
249,364	MRC Global Inc(a)	3,595,829
9,700	MSC Industrial Direct Co Inc Class A	893,758
25,200	OneWater Marine Inc Class A(a)(b)	399,168
12,800	Oxford Industries Inc	518,912
3,000	PC Connection Inc	185,970
59,300	PetMed Express Inc(a)(b)	148,843
8,000	Phinia Inc	459,840
11,900	Polaris Inc(b)	691,747
89,563	Pursuit Attractions & Hospitality Inc(a)	3,240,389
5,400	PVH Corp	452,358
100,679	Resideo Technologies Inc(a)	4,347,319
4,900	REV Group Inc	277,683
13,750	Rush Enterprises Inc Class A	735,212
12,800	ScanSource Inc(a)	563,072
4,400	Signet Jewelers Ltd	422,048
8,700	Sonic Automotive Inc Class A	661,983
17,900	Steven Madden Ltd	599,292
13,100	Sun Country Airlines Holdings Inc(a)	154,711
8,000	Thor Industries Inc	829,520
31,700	Titan Machinery Inc(a)	530,658
13,600	Travel + Leisure Co	809,064
16,700	Tri Pointe Homes Inc(a)	567,299
2,100	UniFirst Corp	351,099
15,200	United Parks & Resorts Inc(a)	785,840
7,100	Visteon Corp	851,006
34,957	VSE Corp	5,811,252
36,400	Wabash National Corp	359,268
17,800	Winnebago Industries Inc	595,232
106,236	YETI Holdings Inc(a)	3,524,911
		91,493,473

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — 13.90%
$ 15,000	ABM Industries Inc	$ 691,800
35,700	Acadia Healthcare Co Inc(a)	883,932
27,499	Addus HomeCare Corp(a)	3,244,607
590,280	Alight Inc Class A	1,924,313
24,800	Amphastar Pharmaceuticals Inc(a)	660,920
51,823	ANI Pharmaceuticals Inc(a)	4,746,987
29,100	Ardent Health Inc(a)	385,575
30,000	Astrana Health Inc(a)(b)	850,500
57,374	BellRing Brands Inc(a)	2,085,545
8,000	Brink's Co	934,880
4,000	Cass Information Systems Inc	157,320
13,500	Central Garden & Pet Co(a)	440,775
85,029	Collegium Pharmaceutical Inc(a)	2,975,165
31,474	Colliers International Group Inc	4,916,554
245,424	Concentra Group Holdings Parent Inc	5,136,724
22,100	Edgewell Personal Care Co	449,956
26,238	Emerald Holding Inc(b)	133,551
8,300	Ennis Inc	151,724
18,700	Envista Holdings Corp(a)	380,919
9,900	Euronet Worldwide Inc(a)	869,319
19,600	Forrester Research Inc(a)	207,760
9,700	Franklin Covey Co(a)	188,277
60,677	Haemonetics Corp(a)	2,957,397
7,800	Halozyme Therapeutics Inc(a)	572,052
44,000	Healthcare Services Group Inc(a)	740,520
17,900	Heidrick & Struggles International Inc	890,883
20,900	Helen of Troy Ltd(a)	526,680
26,487	Herc Holdings Inc	3,089,973
59,900	Inmode Ltd(a)	892,510
6,900	Insperity Inc	339,480
6,700	Jazz Pharmaceuticals PLC(a)	883,060
10,800	John B Sanfilippo & Son Inc	694,224
72,982	John Wiley & Sons Inc Class A	2,953,582
28,300	Kforce Inc	848,434
55,580	Korn Ferry	3,889,488
53,851	Lantheus Holdings Inc(a)	2,762,018
15,100	Laureate Education Inc(a)	476,254
15,500	LivaNova PLC(a)	811,890
17,000	ManpowerGroup Inc	644,300
17,500	National Research Corp	223,650
266,300	Nomad Foods Ltd	3,501,845
358,233	NPK International Inc(a)	4,051,615
138,546	Option Care Health Inc(a)	3,846,037
35,113	Post Holdings Inc(a)	3,773,945
147,221	Quanex Building Products Corp	2,093,483
49,700	Resources Connection Inc	250,985
33,600	Reynolds Consumer Products Inc	822,192
25,400	Robert Half Inc	863,092
28,600	Select Medical Holdings Corp	367,224
49,800	SIGA Technologies Inc	455,670
97,856	Supernus Pharmaceuticals Inc(a)	4,676,538
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
$ 81,700	TrueBlue Inc(a)	$ 500,821
6,500	Utah Medical Products Inc	409,305
25,252	WEX Inc(a)	3,977,948
		86,204,198
Energy — 7.49%
141,041	Antero Resources Corp(a)	4,733,336
342,068	Baytex Energy Corp	800,439
90,698	California Resources Corp	4,823,320
33,900	Core Laboratories Inc	419,004
96,287	Crescent Energy Co Class A	858,880
22,900	CVR Energy Inc(a)	835,392
25,100	Delek US Holdings Inc	809,977
28,300	Excelerate Energy Inc Class A	712,877
64,300	Expro Group Holdings NV(a)	763,884
61,900	Helix Energy Solutions Group Inc(a)	406,064
34,800	Innovex International Inc(a)	645,192
128,444	Kodiak Gas Services Inc	4,748,575
520,300	Kosmos Energy Ltd(a)	863,698
35,000	Liberty Energy Inc	431,900
32,900	Murphy Oil Corp	934,689
46,200	National Energy Services Reunited Corp(a)(b)	474,012
130,600	NextDecade Corp(a)	886,774
2,700	NEXTracker Inc Class A(a)	199,773
12,700	Noble Corp PLC(b)	359,156
31,300	Northern Oil & Gas Inc(b)	776,240
59,900	NOV Inc	793,675
61,901	Oceaneering International Inc(a)	1,533,907
108,000	Oil States International Inc(a)	654,480
24,700	Par Pacific Holdings Inc(a)	874,874
26,300	PBF Energy Inc Class A	793,471
126,700	ProFrac Holding Corp Class A(a)	468,790
80,700	ProPetro Holding Corp(a)	422,868
29,600	REX American Resources Corp(a)	906,352
83,300	RPC Inc	396,508
46,100	Select Water Solutions Inc	492,809
33,700	SM Energy Co	841,489
85,600	Talos Energy Inc(a)	820,904
45,353	Tidewater Inc(a)	2,418,675
222,100	VAALCO Energy Inc(b)	892,842
7,800	Valaris Ltd(a)	380,406
102,891	Viper Energy Inc Class A	3,932,494
50,100	Vital Energy Inc(a)	846,189
51,164	Weatherford International PLC	3,501,152
		46,455,067
Financial — 27.38%
9,100	1st Source Corp	560,196
44,495	Agree Realty Corp REIT	3,160,925
29,900	Amerant Bancorp Inc	576,173
28,100	American Assets Trust Inc REIT	570,992
88,418	Ameris Bancorp	6,481,924

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Financial — (continued)
$ 39,500	Apollo Commercial Real Estate Finance Inc REIT	$ 400,135
75,800	Ares Commercial Real Estate Corp REIT(b)	341,858
5,800	Arrow Financial Corp	164,140
75,137	Aspen Insurance Holdings Ltd Class A(a)(b)	2,758,279
14,200	Associated Banc-Corp	365,082
5,800	Assured Guaranty Ltd	490,970
49,178	Banc of California Inc	813,896
37,065	Bancorp Inc(a)	2,775,798
16,200	Bank of Marin Bancorp	393,336
4,200	Bank7 Corp	194,334
19,900	BankUnited Inc	759,384
5,400	BayCom Corp	155,250
57,256	Beacon Financial Corp	1,357,540
89,400	Brandywine Realty Trust REIT	372,798
12,200	Bread Financial Holdings Inc	680,394
11,000	Bridgewater Bancshares Inc(a)	193,600
64,900	BrightSpire Capital Inc REIT	352,407
5,900	Burke & Herbert Financial Services Corp	363,971
111,744	Cadence Bank	4,194,870
9,600	Camden National Corp	370,464
5,300	Capital Bancorp Inc	169,070
123,200	Capitol Federal Financial Inc	782,320
9,500	Carter Bankshares Inc(a)	184,395
11,600	Cathay General Bancorp	556,916
19,300	Central Pacific Financial Corp	585,562
8,000	Civista Bancshares Inc	162,480
129,600	Claros Mortgage Trust Inc REIT	430,272
7,500	CNB Financial Corp	181,500
22,500	CNO Financial Group Inc	889,875
10,500	Colony Bankcorp Inc	178,605
44,603	Columbia Banking System Inc	1,148,081
7,000	Community Trust Bancorp Inc	391,650
32,545	ConnectOne Bancorp Inc	807,441
86,582	Curbline Properties Corp REIT	1,930,779
50,100	Cushman & Wakefield PLC(a)	797,592
4,800	Diamond Hill Investment Group Inc	672,048
46,300	DiamondRock Hospitality Co REIT	368,548
25,700	Dime Community Bancshares Inc	766,631
160,400	Douglas Elliman Inc(a)	458,744
50,200	Douglas Emmett Inc REIT	781,614
41,800	Eagle Bancorp Inc	845,196
50,900	Empire State Realty Trust Inc Class A REIT	389,894
8,600	Employers Holdings Inc	365,328
23,000	Enact Holdings Inc	881,820
9,500	Enterprise Financial Services Corp	550,810
12,100	Essent Group Ltd	769,076
17,500	F&G Annuities & Life Inc	547,225
12,590	Farmers National Banc Corp	181,422
83,823	FB Financial Corp	4,672,294
Shares		Fair Value
Financial — (continued)
$ 29,335	Federal Agricultural Mortgage Corp Class C	$ 4,927,693
16,100	Federated Hermes Inc	836,073
159,781	Fidelis Insurance Holdings Ltd	2,900,025
25,600	Financial Institutions Inc	696,320
130,884	First Busey Corp	3,029,965
6,500	First Financial Corp	366,860
101,921	First Foundation Inc(a)	567,700
30,200	First Hawaiian Inc	749,866
8,000	First Internet Bancorp	179,440
17,700	First Interstate BancSystem Inc Class A	564,099
22,196	First Merchants Corp	836,789
9,100	First Mid Bancshares Inc	344,708
7,300	First Western Financial Inc(a)	168,082
9,800	Firstsun Capital Bancorp(a)(b)	380,142
4,800	Five Star Bancorp	154,560
65,500	Flagstar Financial Inc	756,525
28,800	Flushing Financial Corp	397,728
11,700	FNB Corp	188,487
15,280	Global Medical REIT Inc REIT(b)	515,089
83,250	Granite Point Mortgage Trust Inc REIT	249,750
7,600	Great Southern Bancorp Inc	465,500
76,659	Hanmi Financial Corp	1,892,711
4,000	Hanover Insurance Group Inc	726,520
67,300	Heritage Commerce Corp	668,289
14,700	Heritage Financial Corp	355,593
23,000	Hilltop Holdings Inc	768,660
2,200	Hingham Institution For Savings(b)	580,316
6,600	Home Bancorp Inc	358,545
188,320	Home BancShares Inc	5,329,456
71,200	Hope Bancorp Inc	766,824
8,700	Horace Mann Educators Corp	392,979
36,800	Horizon Bancorp Inc	589,168
8,100	Independent Bank Corp	560,277
25,580	International Money Express Inc(a)	357,353
21,700	Invesco Ltd	497,798
9,100	Janus Henderson Group PLC	405,041
62,900	Kearny Financial Corp	413,253
65,215	Kemper Corp	3,361,833
11,200	Legacy Housing Corp(a)	308,112
15,900	Lincoln National Corp	641,247
23,000	Live Oak Bancshares Inc	810,060
14,900	Marcus & Millichap Inc	437,315
113,625	Marex Group PLC	3,820,072
33,440	McGrath RentCorp	3,922,512
12,700	Mechanics Bancorp Class A(a)	169,037
14,300	Mercantile Bank Corp	643,500
27,600	Merchants Bancorp	877,680
13,200	MGIC Investment Corp	374,484
6,200	Mid Penn Bancorp Inc	177,568
20,400	Midland States Bancorp Inc	349,656
68,800	Navient Corp	904,720
48,100	NB Bancorp Inc(b)	848,965
22,500	NMI Holdings Inc(a)	862,650

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Financial — (continued)
$ 7,707	Northeast Bank	$ 771,933
34,500	Northfield Bancorp Inc	407,100
43,200	OceanFirst Financial Corp	759,024
19,300	Origin Bancorp Inc	666,236
66,200	Park Hotels & Resorts Inc REIT(b)	733,496
13,700	Peapack-Gladstone Financial Corp	378,120
71,200	Pebblebrook Hotel Trust REIT(b)	810,968
138,436	Perella Weinberg Partners	2,951,455
56,591	Popular Inc	7,187,623
65,098	PotlatchDeltic Corp REIT	2,652,743
9,540	Preferred Bank	862,321
72,032	Prosperity Bancshares Inc	4,779,323
41,103	Provident Financial Services Inc	792,466
7,500	QCR Holdings Inc	567,300
22,200	Radian Group Inc	804,084
9,500	RBB Bancorp	178,220
23,100	RMR Group Inc Class A	363,363
8,700	Selective Insurance Group Inc	705,309
85,600	Seritage Growth Properties Class A(a)(b)	363,800
21,951	Shore Bancshares Inc	360,216
7,400	Sierra Bancorp	213,934
44,000	Simmons First National Corp Class A	843,480
75,993	Skyward Specialty Insurance Group Inc(a)	3,614,227
31,700	SLM Corp	877,456
3,200	Southern Missouri Bancorp Inc	168,192
62,487	SouthState Bank Corp	6,178,089
95,328	STAG Industrial Inc REIT	3,364,125
8,300	Stewart Information Services Corp	608,556
45,443	Stifel Financial Corp	5,156,417
3,300	Synovus Financial Corp	161,964
6,800	Tompkins Financial Corp	450,228
10,200	Towne Bank	352,614
17,100	TriCo Bancshares	759,411
15,500	TrustCo Bank Corp	562,650
11,600	United Community Banks Inc	363,660
6,300	United Fire Group Inc	191,646
18,600	Univest Financial Corp	558,372
58,100	Valley National Bancorp	615,860
26,300	Veritex Holdings Inc	881,839
3,980	Virtus Investment Partners Inc	756,319
7,500	Voya Financial Inc	561,000
21,840	WaFd Inc	661,534
19,800	Washington Trust Bancorp Inc	572,220
58,148	Western Alliance Bancorp	5,042,595
490	White Mountains Insurance Group Ltd	819,045
42,934	Wintrust Financial Corp	5,686,179
		169,860,211
Industrial — 18.11%
158,120	Aebi Schmidt Holding AG	1,971,756
Shares		Fair Value
Industrial — (continued)
$ 8,100	Albany International Corp Class A	$ 431,730
9,800	American Woodmark Corp(a)	654,248
13,500	Apogee Enterprises Inc	588,195
53,080	Arcosa Inc	4,974,127
2,200	Armstrong World Industries Inc	431,222
4,500	Arrow Electronics Inc(a)	544,500
9,900	Atkore Inc	621,126
119,540	Atmus Filtration Technologies Inc	5,390,059
16,600	Avnet Inc	867,848
1,800	AZZ Inc	196,434
54,239	Bel Fuse Inc Class B	7,648,784
9,400	Cactus Inc Class A	371,018
90,248	CECO Environmental Corp(a)	4,620,697
13,563	Clean Harbors Inc(a)	3,149,600
57,700	Columbus McKinnon Corp	827,418
16,800	Energizer Holdings Inc	418,152
13,900	Flowserve Corp	738,646
18,300	Fluor Corp(a)	769,881
13,900	Fortune Brands Innovations Inc	742,121
15,300	Gates Industrial Corp PLC(a)	379,746
12,200	Greenbrier Cos Inc	563,274
64,246	Griffon Corp	4,892,333
67,900	Heartland Express Inc	569,002
35,500	Hillenbrand Inc	959,920
18,000	Ingram Micro Holding Corp(b)	386,820
67,050	International Seaways Inc	3,089,664
88,000	Janus International Group Inc(a)	868,560
10,105	Kadant Inc	3,007,046
7,700	Kennametal Inc	161,161
19,200	Kimball Electronics Inc(a)	573,312
64,476	Knife River Corp(a)	4,956,270
7,800	L B Foster Co Class A(a)	210,210
20,628	Limbach Holdings Inc(a)	2,003,391
15,800	Marten Transport Ltd	168,428
4,500	Matson Inc	443,655
41,768	Mercury Systems Inc(a)	3,232,843
37,757	Moog Inc Class A	7,840,996
42,700	Myers Industries Inc	723,338
2,500	National Presto Industries Inc	280,375
2,691	Plexus Corp(a)	389,361
14,308	Powell Industries Inc(b)	4,361,221
5,400	Sanmina Corp(a)	621,594
19,800	Schneider National Inc Class B	418,968
28,000	Sensata Technologies Holding PLC	855,400
7,800	Sonoco Products Co	336,102
37,628	TD SYNNEX Corp	6,161,585
8,400	Tennant Co	680,904
29,300	Thermon Group Holdings Inc(a)	782,896
11,500	Timken Co	864,570
120,657	TriMas Corp	4,662,187
138,286	TTM Technologies Inc(a)	7,965,274
7,600	Tutor Perini Corp(a)	498,484
44,567	UFP Industries Inc	4,166,569
37,600	Vishay Intertechnology Inc	575,280
161,785	Vontier Corp	6,790,116

See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
EMPOWER SMALL CAP VALUE FUND Schedule of Investments
As of September 30, 2025 (Unaudited)
Shares		Fair Value
Industrial — (continued)
$ 35,100	World Kinect Corp	$ 910,845
		112,309,262
Technology — 7.50%
12,000	ACI Worldwide Inc(a)	633,240
50,500	Adeia Inc	848,400
180,431	Amentum Holdings Inc(a)	4,321,322
16,500	ASGN Inc(a)	781,275
82,649	BILL Holdings Inc(a)	4,377,918
75,561	Concentrix Corp	3,487,140
90,703	Crane NXT Co(b)	6,083,450
7,900	Diodes Inc(a)	420,359
75,230	Donnelley Financial Solutions Inc(a)	3,869,079
133,492	Five9 Inc(a)	3,230,506
71,335	I3 Verticals Inc Class A(a)(b)	2,315,534
104,428	Kyndryl Holdings Inc(a)	3,135,973
7,600	Maximus Inc	694,412
264,843	NCR Voyix Corp(a)(b)	3,323,780
156,642	PagerDuty Inc(a)	2,587,726
32,400	Photronics Inc(a)	743,580
6,200	Science Applications International Corp	616,094
72,340	V2X Inc(a)	4,202,231
9,700	Workiva Inc(a)	834,976
		46,506,995
Utilities — 4.20%
5,400	Artesian Resources Corp Class A	176,013
103,343	Avista Corp	3,907,399
14,900	Black Hills Corp	917,691
18,100	H2O America	881,470
Shares		Fair Value
Utilities — (continued)
$ 222,257	MDU Resources Group Inc	$ 3,958,397
18,700	New Jersey Resources Corp	900,405
21,100	Northwest Natural Holding Co	948,023
15,700	Northwestern Energy Group Inc	920,177
5,000	ONE Gas Inc	404,700
4,600	Otter Tail Corp	377,062
20,800	Portland General Electric Co	915,200
11,600	Spire Inc	945,632
13,678	Talen Energy Corp(a)	5,818,348
139,281	UGI Corp	4,632,486
8,000	Unitil Corp	382,880
		26,085,883
TOTAL COMMON STOCK — 97.56% (Cost $529,300,668)		$605,160,202
GOVERNMENT MONEY MARKET MUTUAL FUNDS
11,027,573	Dreyfus Institutional Preferred Government Money Market Fund Institutional Class(c), 4.09%(d)	11,027,573
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 1.78% (Cost $11,027,573)		$11,027,573
TOTAL INVESTMENTS — 99.34% (Cost $540,328,241)		$616,187,775
OTHER ASSETS & LIABILITIES, NET — 0.66%		$4,072,173
TOTAL NET ASSETS — 100.00%		$620,259,948

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan as of September 30, 2025.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of September 30, 2025.
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

September 30, 2025

EMPOWER FUNDS, INC.
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of Empower Funds (the "Board") has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the Funds' investment adviser, Empower Capital Management, LLC ("ECM"), to complete valuation determinations under those policies and procedures. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Board approved ECM as the Funds' valuation designee to make all fair value determinations with respect to the Funds' investments, subject to oversight by the Board.
Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange ("NYSE") on each day the NYSE is open for trading. The net asset value ("NAV") of each class of a Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter ("OTC") market, the last sale price as of the close of business on the market which the security is traded most extensively will be used.  If the closing price is not available, the current bid as of the close of business will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value.  Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used.  For derivatives traded OTC, independent pricing services will be utilized when possible.  If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board and are utilized for all investment types when available.  In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources.  The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2025

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities.  These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data
Government Money Market Mutual Funds	Net asset value of underlying mutual fund
Short Term Investments	Maturity date, credit quality and interest rates
Futures Contracts	Exchange traded close price
The Funds classify their valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly.  These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes.  Unobservable inputs reflect a Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2025, all of the Funds' investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs.  More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Futures Contracts
A Fund may use futures to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
The following table represents the average month-end volume of each Fund’s derivative transactions, if any, during the reporting period:
Empower S&P Small Cap 600® Index Fund
Futures Contracts:
Average long contracts	118
Average notional long	$12,960,348

September 30, 2025